Issued capital and reserves	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Issued capital and reserves
Issued capital and reserves
The share capital of Sequans Communications S.A. is denominated in euros, as required by law in France. Any distributions to shareholders are denominated in euros. Amounts of capital and reserves presented in the Consolidated Statements of Financial Position in U.S. dollars have been translated using historical exchange rates.
Authorized capital, in number of shares
Authorized capital includes all shares issued as well as all potential shares which may be issued upon exercise of stock options, founders' warrants, other warrants, restricted share awards and conversion of convertible debt, or which the shareholders have otherwise authorized for specific capital increases. At December 31, 2018, authorized capital was 156,960,089 ordinary shares with a nominal of €0.02 each (98,462,155 and 139,359,831 ordinary shares at December 31, 2016 and 2017, respectively).
There is one category of authorized shares: ordinary shares.
Shares issued and fully paid

	At December 31,
	2016		2017		2018
	Shares	Amount	Shares	Amount	Shares	Amount
	(in thousands, except for share data)
Ordinary shares	75,030,078	€1,501	80,024,707	€1,597	94,732,539	€1,895
Converted to U.S. dollars at historical exchange rates		$1,923		$2,031		$2,384

Other capital reserves
Other capital reserves include the accumulated share-based payment expense as of period end, the counterpart of which is in retained earnings (accumulated deficit) as the expense is reflected in profit and loss, as well as the fair value of the convertible debt embedded derivatives at the time of conversion rate was fixed in 2016, the change in fair value of the conversion options at resulting from the 2017 and 2018 amendments, the value of the conversion option of the 2018 convertible, the value of warrants issued to the holder of the 2015 convertible note in connection with the September 2018 amendment, the value of warrants issued to the holder of the venture debt and the deferred tax impact related to the equity component of the convertible debts and venture debt.
Dividend rights
Dividends may be distributed from the statutory retained earnings and additional paid-in capital, subject to the requirements of French law and the by-laws of Sequans Communications S.A. There were no distributable retained earnings at December 31, 2016, 2017 or 2018. Dividend distributions by the Company, if any, will be made in euros.
Capital transactions
On January 17, 2018, the Company increased its capital in connection with a public offering by issuing 14,375,000 ordinary shares (including 1,875,000 shares from the underwriters' over-allotment option) at $1.60 per share. The total offering amounted to $23,000,000. Accordingly, issued capital in the Consolidated Statement of Financial Position was increased by $352,369 recorded in share capital and $22,647,631 in share premium. Costs directly attributable to the equity transaction amounting to approximately $2.2 million were deducted from the share premium.
On June 16, 2017, the Company increased its capital in connection with a public offering by issuing 4,312,500 ordinary shares (including 562,500 shares from the underwriters' over-allotment option) at $3.80 per share. The total offering amounted to $16,387,500. Accordingly, issued capital in the Consolidated Statement of Financial Position was increased by $96,246 recorded in share capital and $16,291,254 in share premium. Costs directly attributable to the equity transaction amounting to approximately $1.5 million were deducted from the share premium.
On May 9, 2017, a holder of convertible notes issued in 2016 with a principal value of $160,000 converted the debt, plus accrued interest of $11,594 into a total of 63,258 ordinary shares. $1,380 was recorded in share capital in the Consolidated Statement of Financial Position and $165,114 in share premium.
On September 16, 2016, the Company increased its capital in connection with a public offering by issuing 15,151,520 ordinary shares at $1.65 per share. On October 7, 2016, the underwriters purchased an additional 523,916 ordinary shares at the public offering price. The total offering amounted to $25,864,486. Accordingly, issued capital in the Consolidated Statement of Financial Position was increased by $350,456 recorded in share capital and $25,514,030 in share premium. Costs directly attributable to the equity transaction amounting to approximately $2.3 million were deducted from the share premium.
In the years ended December 31, 2016, 2017 and 2018, ordinary shares were issued upon exercise of options and warrants as described in Note 13 to the Consolidated Financial Statements.